Average Annual Total Returns (Vanguard Target Retirement Income Fund Retail)	Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Target Income Composite Index Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.54%	4.72%	3.29%	5.97%	12.66%	5.76%
Five Years	6.84%	5.96%	5.08%	4.45%	15.75%	6.97%
Ten Years	5.36%	4.31%	3.86%	4.71%	8.15%	5.38%